SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Ordinary Share (Details) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class A ordinary shares subject to possible redemption
Basic net income per share:
Allocation of net income	$ (317,489,949)	$ 1,331,560
Basic weighted-average shares outstanding	23,000,000	9,153,061
Basic net income per ordinary share	$ (13.8)	$ 0.15
Diluted net income per share:
Allocation of net income	$ (317,489,949)	$ 1,313,380
Diluted weighted-average shares outstanding	23,000,000	9,153,061
Diluted net income per ordinary share	$ (13.8)	$ 0.14
Class B ordinary shares
Basic net income per share:
Allocation of net income	$ (105,829,988)	$ 1,027,740
Basic weighted-average shares outstanding	7,666,667	7,064,626
Basic net income per ordinary share	$ (13.8)	$ 0.15
Diluted net income per share:
Allocation of net income	$ (105,829,988)	$ 1,045,920
Diluted weighted-average shares outstanding	7,666,667	7,289,116
Diluted net income per ordinary share	$ (13.8)	$ 0.14